BILLINGS IN EXCESS OF COSTS/COSTS IN EXCESS OF BILLINGS (Table)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Contractors [Abstract]
Uncompleted Contract One [Table Text Block]

Information with respect to uncompleted contracts at June 30, 2012 and September 30, 2011 is as follows:

	June 30, 2012	September 30, 2011
Costs in excess of billings:	(Unaudited)
Earnings on billings to date	$1,901,176	$2,105,478
Less: Billings	(1,584,265)	(1,584,265)
Total costs in excess of billings	$316,911	$521,213

Information with respect to uncompleted contracts at September30,2011and September30,2010are as follows:

	2011	2010

Earnings on work in progress	$2,105,478	$718,530
Less: Billings	1,584,265	766,716
Costs in excess of billings/(Billings in excess of costs)	$521,213	$(48,186)

Uncompleted Contract Two [Table Text Block]
	June 30, 2012	September 30, 2011
Billings in excess of costs:	(Unaudited)
Earnings on billings to date	$681,592	$-
Less: Billings	(1,196,000)	-
Total (billings in excess of costs)	$(514,408)	$-